Organization and Principal Activities (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands								6 Months Ended
	Apr. 14, 2020 USD ($)	Mar. 26, 2020 USD ($)	Mar. 20, 2020 USD ($) shares	Mar. 19, 2020 USD ($)	Feb. 28, 2020 USD ($)	Sep. 27, 2019 $ / shares shares	Dec. 18, 2017 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Dec. 31, 2024 $ / shares shares	Dec. 09, 2024 $ / shares shares	Nov. 15, 2024 $ / shares shares	Nov. 13, 2024 shares	Jun. 30, 2024 shares	Dec. 31, 2023 shares	Nov. 10, 2022 $ / shares shares	Aug. 04, 2022 $ / shares	May 04, 2022 $ / shares	Sep. 01, 2021 $ / shares	May 21, 2021 $ / shares	Sep. 27, 2019 ¥ / shares shares
Organization and Principal Activities [Line Items]
Ordinary shares authorized								25,000,000	25,000,000	25,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.06		$ 0.06
Ordinary shares issued and outstanding percentage			100.00%
Ordinary shares issued								7,516,975	7,516,975	6,434,040
Ordinary shares outstanding								7,516,975	7,516,975	6,434,040
Exchange ratios								0.1519
Reverse recapitalization transaction, shares								48,391,607
Investors agreed to invest (in Dollars) | $		$ 6,000		$ 4,000	$ 6,000
Investment termination cost (in Dollars) | $	$ 12,000
Investment finance cost (in Dollars) | $			$ 4,000
Net cash distribution (in Yuan Renminbi) | ¥									¥ 148,270
Meten International [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issued			318,601,222
Ordinary shares outstanding			1,613,054
EdtechX [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issued			1,971,505
Ordinary shares outstanding			65,717
Reverse recapitalization transaction, shares								318,601,222
Invested amount (in Dollars) | $								$ 20,000
Purchase of shares								2,000,000
Limited Liability Company [Member]
Organization and Principal Activities [Line Items]
Converted shares issued							30,000,000
Converted amount (in Dollars) | $							$ 1
Richard Fear [Member]
Organization and Principal Activities [Line Items]
Share issue to the director						1		1
Purchase price per share (in Yuan Renminbi per share) | ¥ / shares																					¥ 0.0001
Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary shares authorized						500,000,000		500,000,000	500,000,000												500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.0001		$ 0.06			$ 0.06	$ 0.06				$ 0.003	$ 0.0001	$ 0.003	$ 0.0001	$ 0.0001
Purchase price per share (in Yuan Renminbi per share) | $ / shares											$ 8
Ordinary shares issued											880,000	120,372	727,425			3,532,841
Ordinary shares outstanding								7,516,975	7,516,975	6,434,040				2,610,785	2,097,535